STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION
Schedule of reconciliation of the changes in stock options outstanding

	2012		2011		2010
	Number (000s)	Weighted Average Exercise Price	Number (000s)	Weighted Average Exercise Price	Number (000s)	Weighted Average Exercise Price
Outstanding, beginning of year	235	$31.99	835	$22.66	882	$24.50
Granted	—	—	—	—	95	12.90
Exercised	(30)	31.85	(490)	14.22	—	—
Cancelled or forfeited	—	—	(110)	31.85	(142)	27.55

Outstanding, end of year	205	$32.01	235	$31.99	835	$22.66

Schedule of options outstanding and exercisable

Options Outstanding and Exercisable
Number (000s)	Exercise Price	Weighted Average Remaining Life in Years
95	$31.85	0.7
50	35.62	2.0
50	32.21	4.7
10	14.54	6.9
205	$32.01	2.3

Schedule of weighted average assumptions used in determining the fair value of the stock options granted

Years ended December 31,	2012	2011	2010
Risk-free interest rate	—	—	1.3%
Expected dividend yield	—	—	3.3%
Expected volatility of Common Shares	—	—	58.7%
Weighted average expected life (years)	—	—	2.0
Weighted average fair value per option granted	—	—	$3.50

DSUs
Stock-based compensation
Schedule of reconciliation of the changes in stock units outstanding

Years ended December 31,	2012	2011	2010
Outstanding, beginning of year	31	156	116
Granted	30	35	52
Redeemed	—	(160)	(12)

Outstanding, end of year	61	31	156

Executive share units
Stock-based compensation
Schedule of reconciliation of the changes in stock units outstanding
2012		2011
Years ended December 31,	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
Outstanding, beginning of year	26	$25.42	—	$—
Granted	40	35.61	38	25.38
Settled	(24)	25.69	(12)	25.28
Forfeited	(4)	25.42	—	—

Outstanding, end of year	38	$35.63	26	$25.42